UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.6%
	CONSUMER DISCRETIONARY – 19.7%
1,888	Amazon.com, Inc. *	$1,580,841
22,420	Aramark	852,633
10,523	CBS Corp. - Class B	576,029
17,496	Comcast Corp. - Class A	1,160,685
16,978	Gildan Activewear, Inc. [1]	474,535
28,113	LKQ Corp. *	996,887
26,570	Michaels Cos., Inc. *	642,197
16,897	Newell Brands, Inc.	889,796
14,411	Starbucks Corp.	780,211
11,323	TJX Cos., Inc.	846,734
9,561	VF Corp.	535,894
		9,336,442
	CONSUMER STAPLES – 6.3%
7,236	Estee Lauder Cos., Inc. - Class A	640,820
3,935	JM Smucker Co.	533,350
8,316	Nestle S.A. - ADR [1]	657,130
13,294	TreeHouse Foods, Inc. *	1,159,104
		2,990,404
	ENERGY – 7.0%
3,647	Concho Resources, Inc. *	500,915
4,536	EOG Resources, Inc.	438,677
8,437	Halliburton Co.	378,653
12,135	Noble Energy, Inc.	433,705
12,507	PDC Energy, Inc. *	838,719
9,289	Schlumberger Ltd. [1]	730,487
		3,321,156
	FINANCIALS – 16.3%
16,772	Air Lease Corp. - Class A	479,344
16,853	American International Group, Inc.	1,000,057
4,512	Berkshire Hathaway, Inc. - Class B *	651,849
6,457	First Republic Bank	497,899
76,012	FNB Corp.	934,948
25,001	FNF Group	922,787
10,482	JPMorgan Chase & Co.	697,996
8,666	Reinsurance Group of America, Inc.	935,408
29,850	Umpqua Holdings Corp.	449,242
14,004	Visa, Inc. - Class A	1,158,131
		7,727,661
	HEALTH CARE – 17.4%
3,484	Allergan PLC * 1	802,400
9,188	Bio-Techne Corp.	1,006,086
7,742	Danaher Corp.	606,895

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,543	Gilead Sciences, Inc.	$517,682
34,995	Hologic, Inc. *	1,358,856
6,079	Johnson & Johnson	718,112
9,914	Medtronic PLC [1]	856,570
2,368	Mettler-Toledo International, Inc. *	994,158
14,876	Roche Holding A.G. - ADR [1]	460,710
6,448	UnitedHealth Group, Inc.	902,720
		8,224,189
	INDUSTRIALS – 7.1%
8,128	Honeywell International, Inc.	947,644
12,772	Ingersoll-Rand PLC [1]	867,730
6,442	Raytheon Co.	876,949
3,755	Roper Industries, Inc.	685,175
		3,377,498
	MATERIALS – 5.7%
3,690	3M Co.	650,289
8,081	Carlisle Cos., Inc.	828,868
3,463	Martin Marietta Materials, Inc.	620,258
5,787	PPG Industries, Inc.	598,144
		2,697,559
	TECHNOLOGY – 16.1%
11,567	Adobe Systems, Inc. *	1,255,482
3,574	Alliance Data Systems Corp. *	766,730
1,783	Alphabet, Inc. - Class C *	1,385,908
13,517	Amphenol Corp. - Class A	877,524
11,091	Guidewire Software, Inc. *	665,238
25,630	Integrated Device Technology, Inc. *	592,053
11,056	NXP Semiconductor N.V. * 1	1,127,823
11,903	Red Hat, Inc. *	962,119
		7,632,877
	TOTAL COMMON STOCKS (Cost $39,833,628)	45,307,786

Principal Amount

	SHORT-TERM INVESTMENTS – 4.1%
$1,950,023	UMB Money Market Fiduciary, 0.01%[2]	1,950,023

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,950,023)	1,950,023

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 99.7% (Cost $41,783,651)	47,257,809
Other assets in Excess of liabilities – 0.3%	158,152

TOTAL NET ASSETS – 100.0%	$47,415,961

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.4%
	CONSUMER DISCRETIONARY – 6.2%
25,090	Arctic Cat, Inc.	$388,644
33,637	Bloomin' Brands, Inc.	579,902
24,557	Chico's FAS, Inc.	292,228
192,230	Crocs, Inc. *	1,595,509
9,613	G-III Apparel Group Ltd. *	280,219
		3,136,502
	CONSUMER STAPLES – 0.9%
3,465	Lancaster Colony Corp.	457,692

	ENERGY – 3.6%
26,004	Carrizo Oil & Gas, Inc. *	1,056,283
9,976	Newfield Exploration Co. *	433,557
50,694	Synergy Resources Corp. *	351,309
		1,841,149
	FINANCIALS – 18.2%
25,035	Ameris Bancorp	874,973
47,817	Bank Mutual Corp.	367,235
10,546	Banner Corp.	461,282
8,717	Cardinal Financial Corp.	227,427
29,905	Chimera Investment Corp. - REIT	476,985
14,580	Equity Commonwealth - REIT *	440,608
16,428	First Busey Corp.	371,273
25,035	First Community Bancshares, Inc.	620,868
23,054	First Horizon National Corp.	351,112
13,822	Hanmi Financial Corp.	364,071
76,546	Investors Bancorp, Inc.	919,317
20,466	Lakeland Financial Corp.	724,906
29,372	National Bank Holdings Corp. - Class A	686,424
16,754	Renasant Corp.	563,437
30,705	Seacoast Banking Corp. of Florida *	494,043
6,796	Simmons First National Corp. - Class A	339,120
27,318	TFS Financial Corp.	486,534
33,407	Umpqua Holdings Corp.	502,775
		9,272,390
	HEALTH CARE – 10.2%
54,747	Alere, Inc. *	2,367,260
13,958	Haemonetics Corp. *	505,419
70,357	Harvard Bioscience, Inc. *	191,371
5,730	LHC Group, Inc. *	211,322
35,111	Orthofix International N.V. * 1	1,501,698
15,838	PharMerica Corp. *	444,573
		5,221,643

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 23.8%
14,714	Astec Industries, Inc.	$880,927
15,134	AZZ, Inc.	987,796
7,996	EMCOR Group, Inc.	476,722
5,234	EnerSys, Inc.	362,140
41,251	ESCO Technologies, Inc.	1,914,871
12,430	Esterline Technologies Corp. *	945,177
17,183	FTI Consulting, Inc. *	765,674
118,937	Great Lakes Dredge & Dock Corp. *	416,280
45,685	Harsco Corp.	453,652
11,709	ITT Corp.	419,651
35,429	Kennametal, Inc.	1,028,150
30,190	NN, Inc.	550,968
5,312	Orbital ATK, Inc.	404,934
10,927	Oshkosh Corp.	611,912
50,809	SPX Corp. *	1,023,293
13,629	Watts Water Technologies, Inc. - Class A	883,704
		12,125,851
	MATERIALS – 9.6%
11,998	Bemis Co., Inc.	612,018
42,813	Ferro Corp. *	591,248
40,909	Innophos Holdings, Inc.	1,596,678
5,878	Myers Industries, Inc.	76,355
20,314	Orchids Paper Products Co.	553,150
31,903	PH Glatfelter Co.	691,657
35,753	Schnitzer Steel Industries, Inc. - Class A	747,238
		4,868,344
	TECHNOLOGY – 18.7%
12,359	Aviat Networks, Inc. *	113,826
33,884	Axcelis Technologies, Inc. *	449,980
12,756	CommVault Systems, Inc. *	677,726
65,049	EarthLink Holdings Corp.	403,304
64,971	Electro Scientific Industries, Inc. *	366,436
11,212	FLIR Systems, Inc.	352,281
32,212	Infoblox, Inc. *	849,431
83,568	Marchex, Inc. - Class B *	231,483
42,087	Marvell Technology Group Ltd. [1]	558,495
25,471	PTC, Inc. *	1,128,620
123,812	Seachange International, Inc. *	370,198
266,414	ServiceSource International, Inc. *	1,300,100
5,312	Synaptics, Inc. *	311,177
62,553	Tessera Technologies, Inc.	2,404,537
		9,517,594

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 2.2%
8,873	American States Water Co.	$355,364
12,756	New Jersey Resources Corp.	419,162
10,128	PNM Resources, Inc.	331,388
		1,105,914
	TOTAL COMMON STOCKS (Cost $42,697,091)	47,547,079

Principal Amount

	SHORT-TERM INVESTMENTS – 8.3%
$4,228,678	UMB Money Market Fiduciary, 0.01%[2]	4,228,678

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,228,678)	4,228,678

	TOTAL INVESTMENTS – 101.7% (Cost $46,925,769)	51,775,757
	Liabilities in Excess of other assets – (1.7)%	(868,114)

	TOTAL NET ASSETS – 100.0%	$50,907,643

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

	All Cap Fund	Small Cap Value Fund
Cost of investments	$41,817,387	$47,345,759

Gross unrealized appreciation	$6,073,788	$6,583,667
Gross unrealized depreciation	(633,366)	(2,153,669)

Net unrealized appreciation on investments	$5,440,422	$4,429,998

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$45,307,786	$-	$-	$45,307,786
Short-Term Investments	1,950,023	-	-	1,950,023
Total Investments	$47,257,809	$-	$-	$47,257,809

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$47,547,079	$-	$-	$47,547,079
Short-Term Investments	4,228,678	-	-	4,228,678
Total Investments	$51,775,757	$-	$-	$51,775,757

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title: Date:	Maureen Quill, President 11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2016